Schedule of Revenue By Geographical Region (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenue from External Customer [Line Items]
Total revenue	$ 1,793,071	$ 1,673,686
Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	631,946	582,422
Central Eastern and Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	90,397	63,264
North America [Member]
Revenue from External Customer [Line Items]
Total revenue	984,806	832,701
Rest of World [Member]
Revenue from External Customer [Line Items]
Total revenue	85,922	195,299
Advertising [Member]
Revenue from External Customer [Line Items]
Total revenue	1,695,140	1,538,046
Advertising [Member] | Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	613,752	563,957
Advertising [Member] | Central Eastern and Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	90,381	63,252
Advertising [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	905,780	764,298
Advertising [Member] | Rest of World [Member]
Revenue from External Customer [Line Items]
Total revenue	85,227	146,539
Programmatic Advertising [Member]
Revenue from External Customer [Line Items]
Total revenue	78,715	68,070
Programmatic Advertising [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	78,715	68,070
Content [Member]
Revenue from External Customer [Line Items]
Total revenue	19,216	67,570
Content [Member] | Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	18,194	18,465
Content [Member] | Central Eastern and Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	16	12
Content [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	311	333
Content [Member] | Rest of World [Member]
Revenue from External Customer [Line Items]
Total revenue	$ 695	$ 48,760